Convertible Redeemable Preferred Shares - Additional Information (Details)														1 Months Ended		12 Months Ended
	Sep. 11, 2018 CNY (¥) shares	Sep. 11, 2018 USD ($) shares	Sep. 10, 2018 CNY (¥)	Sep. 04, 2018 CNY (¥)	Sep. 04, 2018 USD ($) $ / shares shares	Aug. 27, 2018 USD ($) $ / shares shares	Apr. 27, 2018 USD ($) $ / shares shares	Mar. 21, 2018 USD ($) shares	Mar. 08, 2018 USD ($) $ / shares shares	Mar. 04, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Nov. 14, 2017 USD ($) $ / shares shares	Sep. 29, 2017 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares shares	Nov. 30, 2017 $ / shares
Class Of Stock [Line Items]
Fair value per share																			$ 23.62		$ 7.28
Conversion Ratio																1	1
Dividend | $																	$ 0
Issuance costs incurred | ¥																¥ 33,100,000		¥ 9,100,000
Initial Public Offering
Class Of Stock [Line Items]
Gross proceeds from public offering														¥ 590,900,000	$ 85,900,000
Minimum
Class Of Stock [Line Items]
Percentage of preferred shares issued and outstanding																51.00%	51.00%
Minimum | Public Offering takes Place Within 5 Years of Series B1 Closing
Class Of Stock [Line Items]
Money valuation of public offering | $																	$ 5,000,000,000
Gross proceeds from public offering | $																	500,000,000
Minimum | Public Offering takes Place Within Year 2018
Class Of Stock [Line Items]
Money valuation of public offering | $																	3,000,000,000
Gross proceeds from public offering | $																	$ 300,000,000
Maximum
Class Of Stock [Line Items]
Period to complete qualified public offering																5 years	5 years
Series A Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares													4,945,055				0			4,945,055
Preferred stock, per share purchase price													$ 6.5520				$ 0.0001			$ 0.0001
Preferred stock, cash													$ 32,400,000					208,490,509
Series A1 Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares												1,373,626					0			1,373,626
Preferred stock, per share purchase price												$ 7.2800					$ 0.0001			$ 0.0001
Preferred stock, cash												$ 10,000,000						¥ 63,630,530
Redeemable convertible preferred shares period after closing																6 years	6 years
Series B1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares										5,420,144
Preferred stock, per share purchase price										$ 19.3722
Preferred stock, cash										$ 105,000,000						¥ 651,736,522	$ 94,791,146
Fair value per share										$ 22.46
Redeemable convertible preferred shares period after closing																5 years	5 years
Shares issued price per share										$ 19.37
Percentage of discount compared with fair value										18.00%
Series B1 Convertible Redeemable Preferred Shares | Initial Public Offering
Class Of Stock [Line Items]
Offering period																5 years	5 years
Series B2 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares									3,895,728
Preferred stock, per share purchase price									$ 23.6156
Preferred stock, cash									$ 92,000,000							¥ 569,316,830	$ 82,803,699
Fair value per share									$ 23.62
Series B2 Convertible Redeemable Preferred Shares | Loan and Guarantee Agreement
Class Of Stock [Line Items]
Money lent by investor to variable interest entity | $											$ 5,000,000
Warrant issued to investor for right to purchase shares | shares								211,724			211,724
Exercise price of warrants issued											$ 23.62
Warrant exercised and subscribed | shares								211,724
Loan settled and converted to investor | $								$ 5,000,000
Series B3 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares							1,751,539
Preferred stock, per share purchase price							$ 25.9772
Preferred stock, cash							$ 45,500,000									282,249,969	41,051,555
Series C1 Convertible Redeemable Preferred Shares
Class Of Stock [Line Items]
Preferred stock, shares issued | shares					1,450,520
Preferred stock, cash																¥ 104,947,585	$ 15,263,992
Preferred stock, per share purchase price					$ 34.47
Total consideration | $					$ 50,000,000
Preferred shares, dividend rate percentage																12.00%	12.00%
Preferred stock, liquidation preference percentage																120.00%	120.00%
Series C1 Convertible Redeemable Preferred Shares | Series C1 Investor A
Class Of Stock [Line Items]
Preferred stock, shares issued | shares	290,104	290,104
Fair value per share					$ 36.78
Cash consideration price per share					$ 34.47
Upfront incentive payment				¥ 22,800,000	$ 3,350,000
Upfront iIncentive payment charged to expense period				1 year	1 year
Gain on difference between excess of fair value over carrying value of preferred share	¥ 18,300,000	$ 2,680,000
Series C1 Convertible Redeemable Preferred Shares | Series C1 Investor B
Class Of Stock [Line Items]
Preferred stock, shares issued | shares					145,052
Preferred stock, per share purchase price					$ 37.2280
Total consideration | $					$ 5,400,000
Series A Shares and Series A1 Shares
Class Of Stock [Line Items]
Preferred shares, dividend rate percentage	12.00%	12.00%	8.00%													12.00%	12.00%
Preferred stock, liquidation preference percentage																120.00%	120.00%
Deemed dividend preferred shares | ¥			¥ 1,916,871
Series A Shares and Series A1 Shares | Minimum
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage																100.00%	100.00%
Series A Shares and Series A1 Shares | Maximum
Class Of Stock [Line Items]
Preferred stock, liquidation preference percentage																120.00%	120.00%
Series B1 Shares, Series B2 Shares and Series B3 Shares
Class Of Stock [Line Items]
Preferred shares, dividend rate percentage																12.00%	12.00%
Preferred stock, liquidation preference percentage																120.00%	120.00%
Series C2 Shares | Share Subscription Agreement
Class Of Stock [Line Items]
Preferred stock, shares issued | shares						1,480,123
Preferred stock, cash | $						$ 20,408,171
Total consideration | $						$ 55,102,061
Cash consideration price per share						$ 13.79